Average Annual Total Returns (Vanguard Developed Markets Index Fund ETF)	Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Based on Market Value Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - ETF Shares 1/1/2014 - 12/31/2014	FTSE Developed ex North America Index Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - ETF Shares 1/1/2014 - 12/31/2014	Spliced Developed ex North America Index Vanguard Developed Markets Index Fund Vanguard Developed Markets Index Fund - ETF Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(5.71%)	(6.53%)	(2.60%)	(6.02%)	(4.85%)	(4.85%)
Five Years	5.31%	4.82%	4.34%	5.24%	5.50%	5.33%
Since Inception	(0.59%)	(1.00%)	(0.23%)	(0.61%)	(0.32%)	(0.73%)